INCOME TAXES (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES [Abstract]
Carry forward tax losses		$ 30,939	$ 23,565
Less valuation allowance		(30,939)	(23,565)
Deferred income taxes
Income tax rate		25.00%	26.50%	26.50%
Tax rate in 2017		24.00%
Tax rate in 2018 and thereafter		23.00%
Foreign maximum tax rate		39.00%
Taxes on income		$ 8
Minimum [Member]
INCOME TAXES [Abstract]
Reduction in income tax rate		7.50%
Maximum [Member]
INCOME TAXES [Abstract]
Reduction in income tax rate		9.00%
Company [Member]
INCOME TAXES [Abstract]
Operating loss carryforward		$ 30,900
Development Area A [Member]
INCOME TAXES [Abstract]
Income tax rate	7.50%
Reduction in income tax rate	5.00%
Rest of the Country [Member]
INCOME TAXES [Abstract]
Income tax rate	12.00%
Reduction in income tax rate	8.00%